Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill.
Goodwill

(6)Goodwill

Details of and movement in this caption of the consolidated balance sheet at 31 December 2025 are as follows:

		Millions of Euros
		Balance at	Business		Translation	Balance at
	Segment	31/12/2024	Combination	Impairment	differences	31/12/2025
Net value
Grifols UK, Ltd. (UK)	Biopharma	8	—	—	—	8
Grifols Italia.S.p.A. (Italy)	Biopharma	6	—	—	—	6
Biomat USA, Inc. (USA)	Biopharma	912	—	—	(106)	806
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	10	—	—	—	10
Grifols Therapeutics, Inc. (USA)	Biopharma	2,139	—	—	(248)	1,891
Progenika Biopharma, S.A. (Spain)	Diagnostic	41	—	—	—	41
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,795	—	—	(321)	2,474
Kiro Grifols, S.L. (Spain)	Others	15	—	—	—	15
Haema, GmbH. (Germany)	Biopharma	190	—	—	—	190
BPC Plasma, Inc. (USA)	Biopharma	165	—	—	(19)	146
Plasmavita Healthcare GmbH (Germany)	Biopharma	10	—	—	—	10
Alkahest, Inc (USA)	Others	85	—	(10)	(10)	65
Grifols Canada Therapeutics, Inc (Canada)	Biopharma	150	—	—	(11)	139
GigaGen, Inc (USA)	Others	123	—	—	(14)	109
Haema Plasma Kft. (Hungary)	Biopharma	13	—	—	1	14
Grifols Canada Plasma II. (formerly Grifols Canada Plasma Inc.) (Canada)	Biopharma	10	—	—	(1)	9
Grifols Biotest Holdings GmbH / Biotest AG (Germany)	Biopharma	304	—	—	—	304
Grifols Bio Supplies Inc (USA)	Bio Supplies	184	—	—	(21)	163
Biomat Holdings LLC (USA)	Biopharma	243	244	—	(54)	433
		7,403	244	(10)	(804)	6,833
			(See Note 3)

Details of and movement in this caption of the consolidated balance sheet at 31 December 2024 were as follows:

		Millions of Euros
		Balance at	Business			Translation	Balance at
	Segment	31/12/2023	Combination	Disposals	Impairment	differences	31/12/2024
Net value
Grifols UK, Ltd. (UK)	Biopharma	8	—	—	—	—	8
Grifols Italia.S.p.A. (Italy)	Biopharma	6	—	—	—	—	6
Biomat USA, Inc. (USA)	Biopharma	869	—	(11)	—	54	912
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	10	—	—	—	—	10
Grifols Therapeutics, Inc. (USA)	Biopharma	2,011	—	—	—	128	2,139
Progenika Biopharma, S.A. (Spain)	Diagnostic	41	—	—	—	—	41
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,629	—	—	—	166	2,795
Kiro Grifols, S.L. (Spain)	Others	24	—	—	(9)	—	15
Haema, GmbH. (Germany)	Biopharma	190	—	—	—	—	190
BPC Plasma, Inc. (USA)	Biopharma	155	—	—	—	10	165
Plasmavita Healthcare GmbH (Germany)	Biopharma	10	—	—	—	—	10
Alkahest, Inc (USA)	Others	80	—	—	—	5	85
Grifols Canada Therapeutics, Inc (Canada)	Biopharma	153	—	—	—	(3)	150
GigaGen, Inc (USA)	Others	115	—	—	—	8	123
Haema Plasma Kft. (Hungary)	Biopharma	14	—	—	—	(1)	13
Grifols Canada Plasma II. (formerly Grifols Canada Plasma Inc.) (Canada)	Biopharma	10	—	—	—	—	10
Grifols Biotest Holdings GmbH / Biotest AG (Germany)	Biopharma	304	—	—	—	—	304
Grifols Bio Supplies Inc (USA)	Bio Supplies	173	—	—	—	11	184
Biomat Holdings LLC (EEUU)	Biopharma	—	233	—	—	10	243
		6,802	233	(11)	(9)	388	7,403
			(see Note 3)

Impairment testing:

i) CGUs structure

CGUs correspond to the reporting segments except for the Others segment which corresponds to Kiro Grifols, Alkahest and GigaGen as separated CGUs.

As a result of the acquisition of Talecris in 2011, and for impairment testing purposes, the Group combines the CGUs allocated to the Biopharma segment, grouping them together at segment level, because substantial synergies were expected to arise on the acquisition of Talecris, and due to the vertical integration of the business and the lack of an independent organized market for the products. Because the synergies benefit the Biopharma segment globally they cannot be allocated to individual CGUs. The Biopharma segment represents the lowest level to which goodwill is allocated and is subject to control by Group management for internal control purposes.

As a result of the acquisition of Novartis’ Diagnostic business unit in 2014, the Group decided to combine Araclon, Progenika, Australia and Hologic’s share of NAT donor screening unit acquisition into a single CGU for the Diagnostic business as the acquisition is supporting not only the vertically integration business but also cross-selling opportunities. In addition, for management purposes, the Group’s management is focused on the business more than geographical areas or individual companies.

In addition, due to the acquisition of the remaining 51% stake in Access Biologicals LLC in the year 2022, a new CGU for the Bio Supplies business was identified.

The CGUs established by Grifols management are:

●	Biopharma
●	Diagnostic
●	Bio Supplies
●	Kiro Grifols
●	GigaGen
●	Alkahest

Alkahest’s goodwill was generated as a counterpart to the deferred tax liability corresponding to the intangible assets recognized as a result of the allocation of the excess purchase price over the acquired net assets.

ii) Impairment

The recoverable amount of the Biopharma CGU, Bio Supplies and Kiro Grifols CGU has been determined based on its value in use, calculated as the present value of the five-year future cash flows, approved by management, discounted at a discount rate considering the related inherent risk.

The recoverable amount of the Diagnostic CGU has been calculated based on its fair value less costs to sell calculated as the present value of future cash flows approved by Management discounted at a discount rate considering the inherent risk (Level 3 in the fair value hierarchy). Due to the reorganization to boost the business units, a long- term strategic plan was approved in order to transform the Diagnostic business unit by investments which will lead to a beyond five-year growth. This transformation includes the expansion of the division into the adjacent Clinical Diagnostics market, as well as the launch of certain initiatives primarily focused on technological development to ensure leadership in the transfusion medicine market segment. However, the materialization of these assumptions depends on future events which, by their very nature, are subject to risks and uncertainties, including, among other factors, market conditions, competitive dynamics, the level of acceptance of new products, and the effective execution of the planned initiatives. Although there is inherent uncertainty in this type of projections, the execution of the strategic plan and its milestones are progressing as expected, without any significant deviations. Consequently, management has estimated future cash flows for the period 2026 – 2034.

For the calculation of the recoverable amount, management has considered:

●	Gross margin based on historical performance and actual situation
●	Development prospects in the international market
●	Current investment
●	Investments which will imply a significant growth of the production capacity for those cases whose fair value has been considered

Cash flows estimated as of the year in which stable growth in the CGU has been reached are extrapolated using the estimated growth rates indicated below. Perpetual growth rates are consistent with the forecasts included in industry reports.

The proportion of the recoverable amount corresponding to the discounted cash flows during the projection period, as well as to the terminal value, is shown below:

	Biopharma	Bio Supplies	Kiro Grifols	Diagnostic
Explicit Cash Flows	25%	25%	19%	32%
Terminal Value	75%	75%	81%	68%
Recoverable Amount	100%	100%	100%	100%

The recoverable amount of the GigaGen CGU has been determined based on the fair value less costs to sell, calculated as the present value of the future cash flows mainly of a research and development project that have been approved by management, adjusted by the probability of success and discounted at a discount rate that includes their inherent risk (Level 3 in the fair value hierarchy). Cash flows have been estimated taking into consideration a useful life of 20 years from the product launch.

The recoverable amount of Alkahest CGU has been determined based on the fair value less costs to sell, calculated as the present value of the future cash flows mainly of three research and development project that have been approved by management (see caption iv of this note), adjusted by the probability of success and discounted at a discount rate that includes their inherent risk (Level 3 in the fair value hierarchy). Cash flows have been estimated taking into consideration a useful life of 20 years from the product launch.

iii) Key assumptions

The key assumptions used in calculating impairment testing of the CGUs for 2025 have been as follows:

	Perpetual Growth rate	Pre-tax discount rate
Biopharma	2.0%	11.2%
Diagnostic	2.0%	11.2%
Bio Supplies	1.9%	10.3%
Kiro Grifols	1.6%	11.8%
GigaGen	N/A	17.9%
Alkahest	N/A	25.9% - 39.8%

Additionally, the following key assumptions have been used for the GigaGen and Alkahest CGU impairment testing in 2025:

Success rate
GigaGen	20.0%
Alkahest	12.0%

Likewise, for the impairment test of the Diagnostic CGU in 2025, the sales of Molecular Donor Screening (MDS), Blood Typing Solution (BTS) and those of the Clinical Diagnostic (CDx) have been considered as key assumptions based on the information regarding sales and EBITDA of the CGU detailed below:

	CAGR	CAGR	CAGR	CAGR
	sales	sales	EBITDA	EBITDA
	2025-2030	2030-2034	2025-2030	2030-2034
Diagnostic	5%	10%	15%	16%

The discount rate used reflects specific risks relating to the CGUs and the countries in which they operate. The main assumptions used for determining the discount rate are as follows:

●	Risk free rate: normalized government bonds at 20 years.
●	Market risk premium: premium based on market research.
●	Unlevered beta: average market beta.
●	Debt to equity ratio: average market ratio.

The key assumptions used in calculating impairment testing of the CGUs for 2024 were as follows:

	Perpetual Growth rate	Pre-tax discount rate

Biopharma	2.1%	11.4%
Diagnostic	2.0%	10.6%
Bio Supplies	1.9%	10.6%
Kiro Grifols	1.6%	11.6%
GigaGen	NA	17.9%
Alkahest	NA	25.9% - 39.8%

Additionally, the following key assumptions were used for the GigaGen and Alkahest CGU impairment testing in 2024:

	Sink rate	Success rate
GigaGen	5.0%	20.0%
Alkahest	NA	12.0% - 17.0%

In 2025, the sink rate is no longer considered a key assumption in the impairment test for GigaGen, as its effect on the recoverable amount is not significant. This is because the sink rate assumption applies only in later periods of the projection horizon, after a substantial portion of the investment has already been recovered through earlier projected cash flows.

Likewise, for the impairment test of the Diagnostic CGU in 2024, the sales of Molecular Donor Screening (MDS), Blood Typing Solution (BTS) and those of the Clinical Diagnostic (CDx) were considered as key assumptions based on the information regarding sales and EBITDA of the CGU detailed below:

	CAGR	CAGR	CAGR	CAGR
	sales	sales	EBITDA	EBITDA
	2024-2029	2029-2034	2024-2029	2029-2034
Diagnostic	5%	9%	10%	15%

iv) Impairment loss

In 2025, an impairment loss on the goodwill of the Alkahest CGU was recognized for an amount of Euros 10 million as a result of a change in the strategic priorities approved by management (Note 7).

v) Sensitivities analyses

In 2025, and according to the current economic context, the reasonably possible changes considered for the CGUs impairment testing are a variation in the discount rate, as well as in the estimated perpetual growth rate, with independent movements of each other, as follows:

	Perpetual Growth rate	Pre-tax discount rate
Biopharma	+/- 50 bps	+/- 50 bps
Diagnostic	+/- 50 bps	+/- 100 bps
Bio Supplies	+/- 50 bps	+/- 50 bps
Kiro Grifols	+/- 50 bps	+/- 50 bps
GigaGen	N/A	+/- 200 bps
Alkahest	N/A	+/- 200 bps

Additionally, for the impairment test of the Diagnostic CGU for the year 2025, the following sensitivity scenarios to variations in sales of the MDS, BTS and CDx business lines have also been considered:

●	MDS sales sensitivity scenario: a lower sales projection than initially projected has been estimated by approximately 10% on average each year.
●	BTS sales sensitivity scenario: a lower sales projection than initially projected has been estimated by approximately 14% on average each year.
●	CDx sales sensitivity scenario: a projection has been estimated so that CDx sales from 2031 onwards represent on average approximately 80% of the initially estimated sales.
●	Aggregate sensitivity scenario to MDS, BTS and CDx sales: a scenario has been estimated as a result of the previous sensitivity scenarios.

The reasonably possible changes in key assumptions considered by management in the calculation of the recoverable amount of the Biopharma and Bio Supplies CGU’s would not cause the carrying amount to exceed its recoverable amount.

The reasonably possible changes in key assumptions considered by management in the calculation of the different CGU recoverable amount that would cause the carrying amount to exceed its recoverable amount are as follows:

% Potential Impairment over Asset Value

Discount rate sensitivity Kiro +50bps	-4%
Perpetual growth rate sensitivity Kiro -50bps	-2%
Discount rate sensitivity GigaGen +200 bps	-13%
Aggregate sensitivity scenario to MDS, BTS and CDx sales	-11%
Discount rate sensitivity Alkahest +200bps	-11%

Detail of the assets by segment value is shown in Note 5.

Since reasonably possible changes in certain key assumptions used by management in determining the recoverable amount for Kiro Grifols, Gigagen, Diagnostic and Alkahest CGUs would result in the carrying amount exceeding the respective recoverable amount, the following information is provided:

Kiro Grifols

Amount by which the recoverable amount exceeds the carrying amount	2.0%
Pre-tax discount rate	11.8%
Perpetual growth rate	1.6%
Pre-tax discount rate at which the recoverable equals the carrying amount	12.0%
Perpetual growth rate at which the recoverable equals the carrying amount	1.4%

GigaGen

Amount by which the recoverable amount exceeds the carrying amount	12.0%
Pre-tax discount rate	17.9%
Pre-tax discount rate at which the recoverable equals the carrying amount	18.8%

Diagnostic

Amount by which the recoverable amount exceeds the carrying amount	14.0%
Sales and EBITDA CAGR (2025-2034)	7.7% / 15.3%
Sales and EBITDA CAGR (2025-2034) at which the recoverable amount equals the carrying amount	6.6% / 13.5%

Alkahest

Amount by which the recoverable amount exceeds the carrying amount	15.0%
Pre-tax discount rate	26% - 40%
Pre-tax discount rate at which the recoverable equals the carrying amount	27% - 41%

In 2024, the reasonably possible changes considered for the CGUs impairment testing were a variation in the discount rate, as well as in the estimated perpetual growth rate, with independent movements of each other, as follows:

	Perpetual Growth rate	Pre-tax discount rate
Biopharma	+/- 50 bps	+/- 50 bps
Diagnostic	+/- 50 bps	+/- 100 bps
Bio Supplies	+/- 50 bps	+/- 50 bps
Kiro Grifols	+/- 50 bps	+/- 50 bps
GigaGen	N/A	+/- 200 bps
Alkahest	N/A	+/- 200 bps

Additionally, for the impairment test of the Diagnostic CGU for the year 2024, the following sensitivity scenarios to variations in sales of the MDS, BTS and CDx business lines were also considered:

●	MDS sales sensitivity scenario: a lower sales projection than initially projected was estimated by approximately 11% on average each year.
●	BTS sales sensitivity scenario: a lower sales projection than initially projected was estimated by approximately 15% on average each year.
●	CDx sales sensitivity scenario: a projection was estimated so that CDx sales from 2031 onwards represent on average approximately 80% of the initially estimated sales.
●	Aggregate sensitivity scenario to MDS, BTS and CDx sales: a scenario was estimated as a result of the previous sensitivity scenarios,.

In addition, the following reasonably possible change for the year 2024 was considered for the GigaGen CGU impairment testing:

Sink rate
GigaGen	+/- 100 bps

In 2024, the reasonably possible changes in key assumptions considered by management in the calculation of the different CGU recoverable amount that would have caused the carrying amount to exceed its recoverable amount were as follows:

% Potential Impairment over Asset Value
Discount rate sensitivity Kiro +50bps	-5%
Perpetual growth rate sensitivity Kiro -50bps	-4%
Discount rate sensitivity GigaGen +200 bps	-7%
Aggregate sensitivity scenario to MDS, BTS and CDx sales	-10%
Discount rate sensitivity Alkahest +200bps	-17%

In 2024, since reasonably possible changes in certain key assumptions used by management in determining the recoverable amount for Kiro Grifols, Gigagen, Diagnostic and Alkahest CGUs would have resulted in the carrying amount exceeding the respective recoverable amount, the following information is provided:

Kiro Grifols

Amount by which the recoverable amount exceeds the carrying amount	—%
Pre-tax discount rate	11.6%
Perpetual growth rate	1.6%
Pre-tax discount rate at which the recoverable equals the carrying amount	11.6%
Perpetual growth rate at which the recoverable equals the carrying amount	1.6%

GigaGen

Amount by which the recoverable amount exceeds the carrying amount	18.2%
Pre-tax discount rate	17.9%
Pre-tax discount rate at which the recoverable equals the carrying amount	19.3%

Diagnostic

Amount by which the recoverable amount exceeds the carrying amount	15.8%
Sales and EBITDA CAGR (2024-2034)	7.2% / 12.8%
Sales and EBITDA CAGR (2024-2034) at which the recoverable amount equals the carrying amount	6.0% / 10.7%

Alkahest

Amount by which the recoverable amount exceeds the carrying amount	9.3%
Pre-tax discount rate	26% - 40%
Pre-tax discount rate at which the recoverable equals the carrying amount	27% - 41%